Net Fee and Commission Income - Schedule of Details of Fee and Commission Income and Expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Fee and commission income
Banking activity fees		₩ 198,799		₩ 187,563	₩ 181,841
Lending activity fees		96,611		113,553	96,469
Credit card and debit card related fees		1,570,928		1,661,516	1,598,964
Agent activity fees		258,501		215,382	198,402
Trust and other fiduciary fees		339,684		288,097	375,007
Fund management related fees		198,378		140,107	133,027
Acceptances and guarantees fees		81,563		95,588	77,291
Foreign currency related fees		450,349		362,449	308,747
Securities agency fees		169,495		123,833	113,476
Other business account commission on consignment		30,096		34,453	33,873
Commissions received on securities business		774,028		663,054	656,424
Lease fees		1,078,431		1,120,384	1,096,933
Others		526,658		475,864	497,620
Sub-total		5,773,521	$ 3,996,761	5,481,843	5,368,074
Fee and commission expense
Trading activity related fees	[1]	55,548		49,631	56,331
Lending activity fees		43,996		35,312	34,040
Credit card and debit card related fees		815,743		824,532	861,639
Outsourcing related fees		135,254		149,810	167,927
Foreign currency related fees		127,540		118,475	93,277
Others		497,153		454,456	481,336
Sub-total		1,675,234	1,159,692	1,632,216	1,694,550
Net fee and commission income		₩ 4,098,287	$ 2,837,069	₩ 3,849,627	₩ 3,673,524

[1]	Fees from financial instruments at fair value through profit or loss